CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Jun. 30, 2020	Aug. 27, 2019
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, issued shares	56,000,000	50,000,000
Ordinary shares, outstanding shares	56,000,000	50,000,000